Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of Subsequent Events [Abstract]
Subsequent events
Note 30 - Subsequent events
Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date these Consolidated Financial Statements were authorized for issuance and identified the following events for disclosure. Management determined that no adjustments were required to the figures presented as a result of these events.
•On January 14, 2026, Polestar repaid €15.9 million of its principal and interest amount due on that same date, on its €420.0 million green trade revolving credit facility with Standard Chartered Bank, Nordea Bank ABP, Citibank Europe PLC, and Banco Bilbao Vizcaya Argentaria (the "TFF"). The loan carried an interest at the applicable three‑month interbank offered rate plus a margin of 2.3% per annum.
•On January 21, 2026 and January 29, 2026, Polestar made drawdowns of €51.3 million and €42.8 million, respectively, on its €420.0 million TFF. The loan carried an interest at the applicable three‑month interbank offered rate plus a margin of 2.3% per annum.
•On January 29, 2026, Polestar repaid $50.2 million of its principal and interest amount due under its existing secured 12-month bank loan facility with Banco Bilbao Vizcaya Argentaria (BBVA). The loan carried an interest rate of 1-month Term SOFR plus 1% per annum.
•On February 2, 2026, Polestar announced a $400.0 million equity investment (approximately 20,682,522 Class A ADSs, equivalent to 620,475,660 Class A ordinary shares based on the 1:30 ADS ratio, at a conversion price of 19.34 per ADS) by Feathertop Funding Limited, a special purpose vehicle consolidated to Sumitomo Mitsui Banking Corporation, and Standard Chartered Bank (Hong Kong) Limited, with each investor contributing $200.0 million. Concurrent with the purchase, these financial institutions have each entered into a put option arrangement with Geely Sweden Automotive Investment AB whose obligations under the put options are guaranteed by Geely Sweden Holdings AB. Geely Sweden Automotive Investment AB is a wholly-owned subsidiary of Geely Sweden Holdings AB, which is a member of the Geely group and an affiliate of Polestar, which provides the financial institutions with an exit path, if needed, in three years with certain returns, as part of this equity financing arrangement.
•On February 2, 2026, Polestar renewed its secured bank loan facility for $450.0 million with Banco Bilbao Vizcaya Argentaria (BBVA), with a new maturity date of 28 February 2027. Drawdowns under this loan facility carry an interest rate of Term SOFR plus 1.70% per annum.
•On February 6, 2026 Polestar and Geely signed a Manufacturing and Vehicle Supply Agreement related to the manufacturing and vehicle supply of the Polestar 5. In this agreement Polestar makes commitments to pay certain amounts, independently of the volume of vehicles it purchases under the contract, as well as certain minimum amounts based on the production volumes it reserves each year. If Polestar discontinues the agreement prior to its termination, Polestar must pay certain exit costs.
•On February 11, 2026, Polestar repaid principal and interest amount due on its working capital loan for ¥804.2 million with Bank Of China. This loan carried an interest rate of 3.65% per annum due quarterly.
•On February 13, 2026, Polestar entered into a 12-month working capital loan for ¥800.0 million with Bank of China. This loan carries an interest rate of 3.55% per annum due quarterly. This loan benefits from letters of comfort from Geely.
•On February 25, 2026, Polestar entered into a one-year extension of its green trade revolving credit facility with Standard Chartered Bank, Nordea Bank ABP, Citibank Europe PLC, and Banco Bilbao Vizcaya Argentaria (the "TFF"). In connection with the extension, the aggregate commitment under the TFF was reduced from €420.0 million to €400.0 million; Standard Chartered Bank's commitment was reduced from €120.0 million to €100.0 million. Amounts drawn under the TFF bear interest at the applicable six‑month interbank offered rate plus a margin of 2.3% per annum. The maximum tenor of individual borrowings was extended from 90 days to 180 days. The TFF is used primarily to support working capital requirements related to Polestar's trade activities.
•On February 27, 2026, Polestar repaid $100.4 million of its principal and interest amount due under its existing secured 12-month bank loan facility with Banco Bilbao Vizcaya Argentaria (BBVA). The loan carried an interest rate of 1-month Term SOFR plus 1.7% per annum.
•On March 9, 2026, Polestar repaid $150.0 million of its outstanding loans under its existing secured 12-month bank loan facility with Standard Chartered Bank (SCB). The loan carried an interest rate of 6-month Term SOFR plus 1% per annum.
•On March 11, 2026, Polestar repaid principal and interest amount due on its maturing working capital loan for ¥257.5 million with East Asia Bank (EAB). This loan carried an interest rate of 4% per annum due quarterly.
•On March 16, 2026, Polestar announced a $300.0 million equity investment (approximately 15,511,891 Class A ADSs, equivalent to 465,356,730 Class A ordinary shares based on the 1:30 ADS ratio, at a conversion price of 19.34 per ADS) by various purchasers including Crédit Agricole CIB, Vida Finance S.A., Innovator Limited and Proximastar Holdings Company Limited. Concurrent with the purchase, these financial institutions have each entered into a put option arrangement with Geely Sweden Automotive Investment AB whose obligations under the put options are guaranteed by Geely Sweden Holdings AB. Geely Sweden Automotive Investment AB is a wholly-owned subsidiary of Geely Sweden Holdings AB, which is a member of the Geely group and an affiliate of Polestar, which provides the financial institutions with an exit path, if needed, in three years with certain returns, as part of this equity financing arrangement.
•On March 18, 2026, Polestar made drawdown of €61.8 million on its €400.0 million TFF. The loan carried an interest at the applicable six-month interbank offered rate plus a margin of 2.3% per annum.
•On March 23, 2026, Polestar repaid principal and interest amount due on its maturing working capital loan for ¥37.7 million with East Asia Bank (EAB). This loan carried an interest rate of 3.85% per annum due quarterly.
•On March 24, 2026, Polestar entered into a 12-month working capital loan for ¥306.3 million with East Asia Bank (EAB). This loan carries an interest rate of 3.85% per annum due quarterly. This loan benefits from letters of comfort from Geely.
•On March 26, 2026, Polestar renewed the 12-month revolving credit facility with SG Asset Finance (Hong Kong) Limited ("Société Générale") for an aggregate principal amount of up to €150.0 million, with a new maturity date of March 31, 2027 and a change of lender to Société Générale, Hong Kong Branch. All other terms were kept the same as the previously existing facility. On March 31, 2026, Polestar drew down €150.0 million under the facility. This draw carries interest at the 3-month EURIBOR plus 2.5% per annum due quarterly and has a repayment period of 12 months.
•On March 28, 2026, Polestar repaid principal and interest amount due on its maturing working capital loan for $210.2 million with China CITIC Bank (CITIC). This loan carried an interest rate of 5.45% per annum due quarterly.
•On March 30, 2026, Polestar made drawdown of €52.6 million on its €400.0 million TFF. The loan carried an interest at the applicable six-month interbank offered rate plus a margin of 2.3% per annum.
•On March 31, 2026, amendments to the covenants associated with the Club Loan were approved by Standard Chartered Bank and the syndicated lenders agreeing to amend the debt-to-asset ratio range for all test periods for 2026 including an increase from 0.85:1 to 1.60:1 for the first quarter of 2026. Moreover, the minimum revenue covenant for 2026 was amended from $8,670.2 million to $3,300.0 million.
•On March 31, 2026, Polestar announced that Snita Holding B.V. agreed to convert approximately $274.0 million of the outstanding principal under the Snita Term Loan Facility into Polestar's equity (approximately 16,150,000 Class A ADSs, equivalent to 484,500,000 Class A ordinary shares based on the 1:30 ADS ratio, at a conversion price of $16.97 per ADS) and is expected to carry out a second debt-to-equity conversion later during the second quarter, totaling approximately $65.0 million.
•On March 31, 2026, Polestar and Snita Holding B.V. agreed to amend the Snita Term Loan Facility by extending the term of the facility from December 29, 2028 to December 31, 2031 and to change the applicable margin to borrowings under the facility from 4.97% to 5.40% from the next interest payment date in 2026.
•On March 31, 2026, Polestar announced that Polestar and Volvo Cars also intend to increase efficiencies by consolidating future manufacturing of Polestar 3 in Charleston, South Carolina, USA.